Share based payment arrangements - Summarized Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based payment arrangements [line items]
Revenue	€ 27,832	€ 24,826	€ 21,567
Loss for the period	(11,409)	(10,586)	(15,481)
Other comprehensive income	(1,865)	(304)	933
Total comprehensive loss	(13,274)	(10,890)	(14,548)
Loss allocated to NCI	(143)	(75)	(142)
voxeljet China
Share based payment arrangements [line items]
Revenue	3,812	3,843	2,179
Loss for the period	(1,029)	(251)	(473)
Total comprehensive loss	(1,029)	(251)	(473)
Loss allocated to NCI	€ (143)	€ (75)	€ (142)